Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Note 4. Recent Accounting Pronouncements

Accounting Pronouncements Adopted During the Period

(i)	Revenue from collaborative arrangements

In November 2018, the FASB issued ASU No. 2018-18, which amended ASC 808, Collaborative Arrangements and ASC 606, Revenue from Contracts with Customers (“ASU 2018-18”), to require that transactions in collaborative arrangements be accounted for under ASC 606 if the counterparty is a customer for a good or service (or bundle of goods and services) that is a distinct unit of account. The amendments also preclude entities from presenting consideration from transactions with a collaborator that is not a customer together with revenue recognized from contracts with customers. The Company adopted ASU No. 2018-18 on January 1, 2020. Adoption of ASU No. 2018-18 did not have a material impact on our financial position, results of operations or cash flows.

(ii)	Fair value measurement

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement against or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The Company adopted ASU No. 2018-18 on January 1, 2020. Adoption of ASU No. 2018-13 did not have a material impact on our financial position, results of operations or cash flows.

Recent Accounting Pronouncements Not Yet Adopted

(i)	Income Tax

In December 2019, the FASB issued ASU 2019-12, “(Topic 740) Simplifying the Accounting for Income Taxes,” (“ASU 2019-12”) to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, including interim periods within that reporting period. The adoption of ASU 2019-12 is not expected to have a material impact on our financial position, results of operations or cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.